General and administrative	12 Months Ended
Dec. 31, 2025
General And Administrative
General and administrative

16.	General and administrative:

General and administrative expenses were as follows:

	2025	2024	2023

Computer expenses	$123,818	$109,384	$103,531
Insurance	42,030	45,264	48,821
Professional fees	241,779	239,032	185,974
Rental (Note 11)	60,171	82,756	120,557
Other general and administrative expenses	226,125	212,971	214,771
Total general and administrative expenses	$693,923	$689,407	$673,654